Debt (Details) - 6 months ended Jun. 30, 2023 $ in Millions, $ in Millions	USD ($) item	CAD ($)
Credit Facility
Revolving term credit facility
Size of facility	$ 1,000.0
Drawdowns	0.0
Letter of credit
Revolving term credit facility
Maximum borrowing capacity	$ 19.3	$ 25.5
Number of letter of credit | item	3